Cash and cash equivalents and time deposits - Cash on hand and cash held at bank (Details) ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 TWD ($)
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		$ 51,024					$ 82,764
RMB
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	¥ 257,468	35,879				¥ 378,033	54,632
HK$
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		6,787	$ 52,602				10,059	$ 77,960
US$
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	6,324	6,324					17,323
Japanese Yen
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank	¥ 235,432	1,519				¥ 11,764	91
Singapore dollars
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		184		$ 244			345		$ 471
New Taiwan dollars
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		91			$ 2,829		99			$ 3,066
Others
Cash and cash equivalents and time deposit
Cash on hand and cash held at bank		424					239
Cash and Cash Equivalents and Time Deposits		$ 240					$ 215